Equity Incentive Plans (Tables)	6 Months Ended
Jun. 30, 2024
Share-Based Payment Arrangement [Abstract]
Equity Incentive Plans - Summary of non-vested restricted share options (Table)
	Number of shares	Weighted Average Grant Date Fair Value
Unvested as at January 1, 2024	364,001	$20.11
Granted	945,000	24.73
Vested	(577,651)	20.22
Unvested as at June 30, 2024	731,350	$25.99